Amplify AI Powered Equity ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 15.6%
Alphabet, Inc. - Class A	8,626	$ 3,082,674
Alphabet, Inc. - Class C	16,168	5,712,639
AT&T, Inc.	6,085	125,959
Electronic Arts, Inc.	5,673	1,163,192
Fox Corp. - Class A	1,580	82,413
Live Nation Entertainment, Inc. (a)	331	60,609
Meta Platforms, Inc. - Class A	6,258	3,525,069
Netflix, Inc. (a)	52,770	3,767,778
T-Mobile US, Inc.	8,633	1,448,013
Trade Desk, Inc. - Class A (a)	7,485	135,329
Verizon Communications, Inc.	1,441	61,012
		19,164,687

Consumer Discretionary - 11.5%
Amazon.com, Inc. (a)	3,963	944,541
AutoZone, Inc. (a)	63	201,344
Carvana Co. (a)	39,290	2,586,068
Garmin Ltd.	2,649	629,243
Hilton Worldwide Holdings, Inc.	852	281,552
Las Vegas Sands Corp.	9,653	445,872
Marriott International, Inc. - Class A	217	80,418
McDonald's Corporation	227	61,360
Norwegian Cruise Line Holdings Ltd. (a)	2,850	60,163
O'Reilly Automotive, Inc. (a)	665	61,240
Ross Stores, Inc.	289	61,514
Starbucks Corp.	590	60,292
Tesla, Inc. (a)	456	191,794
TJX Cos., Inc.	2,169	328,604
Tractor Supply Co.	53,921	1,704,443
Ulta Beauty, Inc. (a)	1,418	639,490
Williams-Sonoma, Inc.	16,870	3,932,397
Yum! Brands, Inc.	11,359	1,815,850
		14,086,185

Consumer Staples - 6.4%
Altria Group, Inc.	2,451	176,349
Casey's General Stores, Inc.	2,337	1,857,424
Church & Dwight Co., Inc.	4,760	461,149
Coca-Cola Co.	743	60,384
Costco Wholesale Corp.	232	217,029
General Mills, Inc.	43,689	1,520,377
Hershey Co.	344	60,355
J M Smucker Co.	533	59,962
Kraft Heinz Co.	2,530	59,759
McCormick & Co., Inc.	14,894	750,955
Procter & Gamble Co.	1,250	183,300
Tyson Foods, Inc. - Class A	32,879	1,882,323
Walmart, Inc.	5,552	628,820
		7,918,186

Energy - 5.8%
Diamondback Energy, Inc.	5,690	1,000,188

ONEOK, Inc.	681	59,206
Phillips 66	8,819	1,490,852
Targa Resources Corp.	14,416	3,865,507
Texas Pacific Land Corp.	139	60,832
Valero Energy Corp.	2,105	548,226
Williams Cos., Inc.	806	59,918
		7,084,729

Financials - 8.8%
Aflac, Inc.	529	62,025
American International Group, Inc.	815	60,742
Ameriprise Financial, Inc.	133	61,015
Aon PLC - Class A	707	234,505
Apollo Global Management, Inc.	6,852	810,660
Arch Capital Group Ltd. (a)	619	60,080
Bank of America Corp.	1,062	60,513
Berkshire Hathaway, Inc. - Class B (a)	4,984	2,493,944
Block, Inc. (a)	798	60,648
Cboe Global Markets, Inc.	4,981	1,208,739
Chubb Ltd.	177	60,311
Goldman Sachs Group, Inc.	1,071	1,083,177
Intercontinental Exchange, Inc.	494	60,816
JPMorgan Chase & Co.	2,071	677,901
M&T Bank Corp.	1,368	325,598
Mastercard, Inc. - Class A	119	61,118
Morgan Stanley	3,824	799,369
PayPal Holdings, Inc.	42,237	1,823,794
Progressive Corp.	3,284	717,390
Visa, Inc. - Class A	178	61,070
		10,783,415

Health Care - 8.5%
Abbott Laboratories	2,648	240,279
AbbVie, Inc.	241	60,645
Agilent Technologies, Inc.	701	93,114
Bio-Techne Corp.	7,728	545,983
Cardinal Health, Inc.	256	60,815
Cencora, Inc.	217	61,407
CVS Health Corporation	7,897	816,945
DaVita, Inc. (a)	275	61,182
DexCom, Inc. (a)	3,875	260,981
Edwards Lifesciences Corp. (a)	673	60,880
Elevance Health, Inc.	316	122,207
Eli Lilly and Co.	948	1,137,060
GE HealthCare Technologies, Inc.	957	61,258
Gilead Sciences, Inc.	484	61,149
Incyte Corp. (a)	16,905	1,916,351
Johnson & Johnson	2,327	590,988
Merck & Co., Inc.	475	61,037
Pfizer, Inc.	21,283	512,495
Revvity, Inc.	965	107,366
UnitedHealth Group, Inc.	277	115,129
Universal Health Services, Inc. - Class B	3,708	551,342
Veeva Systems, Inc. - Class A (a)	2,290	406,406
West Pharmaceutical Services, Inc.	6,715	2,410,685
Zimmer Biomet Holdings, Inc.	720	61,985
		10,377,689

Industrials - 11.0%

Broadridge Financial Solutions, Inc.	619	84,772
Caterpillar, Inc.	57	60,699
Deere & Co.	96	60,896
Eaton Corp. PLC	144	61,361
Fastenal Co.	26,535	1,274,476
GE Vernova, Inc.	4,929	5,790,885
Howmet Aerospace, Inc.	1,304	350,593
JB Hunt Transport Services, Inc.	1,952	564,967
L3Harris Technologies, Inc.	211	61,315
Lockheed Martin Corp.	417	212,445
Norfolk Southern Corp.	194	61,031
Old Dominion Freight Line, Inc.	1,040	225,264
Otis Worldwide Corp.	7,684	550,174
Parker-Hannifin Corp.	62	60,643
Rollins, Inc.	8,394	350,366
Uber Technologies, Inc. (a)	44,786	3,231,758
Union Pacific Corp.	225	61,200
United Airlines Holdings, Inc. (a)	1,079	146,733
Westinghouse Air Brake Technologies Corp.	921	248,302
		13,457,880

Information Technology - 28.8% (b)
Advanced Micro Devices, Inc. (a)	2,678	1,555,677
Akamai Technologies, Inc. (a)	1,658	195,992
Apple, Inc.	22,729	6,576,863
Applied Materials, Inc.	1,134	819,882
AppLovin Corp. - Class A (a)	2,079	1,071,163
Broadcom, Inc.	4,872	1,840,398
Coherent Corp. (a)	156	61,537
Crowdstrike Holdings, Inc. - Class A (a)	1,677	1,279,786
Datadog, Inc. - Class A (a)	1,319	343,415
Dell Technologies, Inc. - Class C	752	324,458
First Solar, Inc. (a)	903	213,072
Fortinet, Inc. (a)	868	133,342
Intel Corp. (a)	3,594	501,830
KLA Corp.	205	61,851
Lam Research Corp.	1,198	519,129
Marvell Technology, Inc.	3,514	1,046,785
Micron Technology, Inc.	2,711	3,129,280
Microsoft Corp.	9,790	3,651,866
NVIDIA Corp.	43,574	8,718,722
NXP Semiconductors NV	217	60,984
ON Semiconductor Corp. (a)	9,284	877,709
Palo Alto Networks, Inc. (a)	227	77,412
Qualcomm, Inc.	759	140,256
Salesforce, Inc.	395	61,881
Sandisk Corp. (a)	28	63,664
Seagate Technology Holdings PLC	345	332,925
Skyworks Solutions, Inc.	884	59,935
Super Micro Computer, Inc. (a)	10,927	320,489
Synopsys, Inc. (a)	137	61,112
Teradyne, Inc.	370	179,021
Texas Instruments, Inc.	205	61,104
VeriSign, Inc.	1,950	490,542
Western Digital Corporation	709	452,852
		35,284,934

Materials - 2.1%
Air Products and Chemicals, Inc.	207	60,688

CF Industries Holdings, Inc.	3,225		349,138
Dow, Inc.	2,217		60,657
DuPont de Nemours, Inc.	8,812		1,195,260
International Flavors & Fragrances, Inc.	9,507		753,145
Linde PLC	178		92,371
LyondellBasell Industries NV - Class A	1,149		60,495
			2,571,754

Utilities - 0.6%
DTE Energy Co.	397		60,491
Duke Energy Corp.	477		60,379
Southern Co.	6,753		646,329
			767,199
TOTAL COMMON STOCKS (Cost $112,707,694)			121,496,658

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares		Value
Real Estate - 0.6%
Digital Realty Trust, Inc.	337		60,519
Equinix, Inc.	489		509,729
Mid-America Apartment Communities, Inc.	436		60,578
Realty Income Corp.	971		60,163
Ventas, Inc.	683		60,650
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $748,676)			751,639

RIGHTS - 0.0% (c)	Shares		Value
Financials - 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	2,621		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	406,993		406,993
TOTAL MONEY MARKET FUNDS (Cost $406,993)			406,993

TOTAL INVESTMENTS - 100.0% (Cost $113,863,363)			122,655,290
Other Assets in Excess of Liabilities - 0.0% (c)		0.00005	6,287
TOTAL NET ASSETS - 100.0%			$ 122,661,577

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify AI Powered Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 121,496,658	$ –	$ –	$ 121,496,658
Real Estate Investment Trusts	751,639	–	–	751,639
Rights	–	–	0	0
Money Market Funds	406,993	–	–	406,993
Total Investments	$ 122,655,290	$ –	$ 0	$ 122,655,290

Refer to the Schedule of Investments for further disaggregation of investment categories.